GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.17%
$ 1,470,000	American Credit Acceptance Receivables Trust(a) Series 2020-3 Class B 1.15%, 08/13/2024	$ 1,474,506
1,712,491	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	1,701,720
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2013-2A Class CR
1,975,000	1.92%, 01/18/2029 3-mo. LIBOR + 1.65%	1,894,673
	Series 2016-3A Class A1R
1,242,658	1.29%, 10/20/2029 3-mo. LIBOR + 1.02%	1,223,424
1,750,000	CIFC Funding 2013-II Ltd(a)(b) Series 2013-2A Class A3LR 2.22%, 10/18/2030 3-mo. LIBOR + 1.95%	1,685,775
6,188	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.25%, 09/25/2036	6,257
699,529	Citigroup Mortgage Loan Trust Inc(a)(d) Series 2018-RP1 Class A1 3.00%, 09/25/2064	738,650
1,485,000	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	1,530,575
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,970,000	4.09%, 01/15/2026	2,057,422
	Series 2020-1 Class C
2,048,000	2.36%, 03/16/2026	2,098,231
1,325,000	Greenwood Park Ltd(a)(b) Series 2018-1A Class A1 1.31%, 04/15/2031 3-mo. LIBOR + 1.03%	1,307,982
1,186,380	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	1,181,767
1,590,718	MetLife Securitization Trust(a)(d) Series 2017-1A Class A 3.00%, 04/25/2055	1,678,506
875,000	Santander Drive Auto Receivables Trust Series 2020-3 Class C 1.12%, 01/15/2026	875,776
3,250,000	Towd Point Mortgage Trust(a)(d) Series 2015-1 Class A2 3.25%, 10/25/2053	3,312,201
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,975,000	Venture XXXII Ltd(a)(b) Series 2018-32A Class C 2.22%, 07/18/2031 3-mo. LIBOR + 1.95%	$ 1,845,855
		24,613,320
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 0.27%, 07/25/2031 1-mo. LIBOR + 0.12%	149,927
TOTAL ASSET-BACKED SECURITIES — 6.21% (Cost $24,630,289)		$24,763,247
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.09%
1,973,194	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class C 1.27%, 12/15/2036 1-mo. LIBOR + 1.12%	1,960,923
3,125,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	3,481,864
1,230,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	1,308,629
1,500,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	1,595,034
		8,346,450
U.S. Government Agency — 53.12%
	Federal Home Loan Mortgage Corp
2,037	9.50%, 04/01/2025	2,092
494,611	3.00%, 12/01/2026	527,200
365,648	2.50%, 01/01/2029	383,949
557,956	3.00%, 07/01/2029	595,024
685,144	3.50%, 02/01/2032	740,616
15,593	7.50%, 03/01/2032	15,656
74,613	5.50%, 08/01/2033	87,751
47,659	5.50%, 01/01/2034	56,090
596,249	4.00%, 05/01/2034	650,189
111,250	5.50%, 10/01/2034	131,015
2,385,057	2.50%, 06/01/2035	2,491,843
232,153	5.00%, 09/01/2035	264,809
248,685	5.00%, 12/01/2035	286,361
15,747	5.00%, 01/01/2036	18,111
213,316	6.00%, 01/01/2036	252,592
107,775	6.00%, 03/01/2036	127,772
103,760	6.00%, 07/01/2036	123,014

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,470,507	3.00%, 09/01/2036	$ 1,548,641
22,511	5.50%, 05/01/2038	26,069
23,356	6.00%, 05/01/2038	27,352
71,876	5.00%, 06/01/2038	82,665
510,544	4.50%, 02/01/2040	574,620
702,763	5.00%, 03/01/2040	806,511
387,743	4.00%, 10/01/2040	427,102
536,227	4.00%, 01/01/2041	588,690
293,956	4.00%, 02/01/2041	323,670
347,727	3.50%, 02/01/2042	373,573
376,045	4.00%, 03/01/2042	413,488
525,909	3.50%, 06/01/2042	569,063
263,724	3.50%, 11/01/2042	286,065
1,444,525	3.00%, 04/01/2043	1,538,921
527,954	4.00%, 06/01/2043	582,486
1,127,420	3.00%, 07/01/2043	1,200,481
1,333,375	4.00%, 05/01/2044	1,469,753
1,344,714	3.50%, 10/01/2045	1,441,192
739,149	3.00%, 10/01/2046	777,893
1,323,330	3.00%, 11/01/2046	1,391,790
2,533,937	3.00%, 12/01/2046	2,665,964
3,496,296	3.50%, 11/01/2047	3,701,973
1,924,058	4.00%, 02/01/2048	2,058,253
5,182,001	3.00%, 10/01/2049	5,425,888
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,423,032	2.20%, 07/25/2025	1,481,325
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,997,580
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	5,613,608
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027	3,236,972
	Series K072 Class A1
1,365,524	3.25%, 11/25/2027	1,503,820
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,903,476
	Series K091 Class A1
2,878,007	3.34%, 10/25/2028	3,224,625
	Series K095 Class A1
1,316,741	2.63%, 11/25/2028	1,436,322
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,119,567
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,962,908
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(d)	5,315,442
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,397,287
2,328,042	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	2,452,090
	Federal National Mortgage Association
1,874	8.50%, 08/01/2024	2,032
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 218,249	3.00%, 06/01/2027	$ 230,956
1,003,394	3.00%, 08/01/2029	1,057,965
695,253	2.50%, 06/01/2030	737,278
665,181	3.00%, 10/01/2030	709,942
48,714	7.00%, 02/01/2031	55,782
52,535	7.00%, 09/01/2031	63,231
134,837	6.50%, 12/01/2031	154,147
58,484	7.00%, 12/01/2031	67,434
183,963	6.50%, 01/01/2032	205,816
39,419	7.00%, 01/01/2032	40,022
49,816	6.50%, 02/01/2032	57,480
1,936,250	3.00%, 05/01/2032	2,052,934
336,197	3.00%, 08/01/2032	352,991
146,709	6.00%, 03/01/2033	172,642
104,335	5.50%, 07/01/2033	122,475
243,854	5.00%, 09/01/2033	278,319
57,895	5.50%, 09/01/2033	67,790
192,543	5.50%, 11/01/2033	226,687
88,506	5.50%, 03/01/2034	104,292
2,512,172	3.00%, 06/01/2034	2,686,656
1,552,659	3.00%, 10/01/2034	1,630,906
56,796	5.50%, 10/01/2034	66,717
3,844,950	3.00%, 11/01/2034	4,046,799
117,802	5.50%, 12/01/2034	138,606
204,976	5.50%, 02/01/2035	241,525
3,000,000	2.00%, 09/01/2035	3,119,049
118,354	5.00%, 09/01/2035	135,968
268,362	5.00%, 10/01/2035	308,870
92,473	5.50%, 10/01/2035	108,551
93,607	5.50%, 01/01/2036	109,298
122,524	6.00%, 01/01/2036	144,860
38,941	6.00%, 02/01/2036	46,020
40,862	6.00%, 03/01/2036	48,315
168,598	5.50%, 05/01/2036	198,688
56,870	6.00%, 05/01/2037	67,193
95,820	5.00%, 07/01/2037	110,104
211,790	5.50%, 03/01/2038	244,793
225,879	5.50%, 06/01/2038	262,080
195,076	5.00%, 04/01/2039	223,592
465,198	4.50%, 05/01/2039	526,315
211,891	4.50%, 06/01/2039	237,901
177,130	4.50%, 08/01/2039	199,161
517,818	5.00%, 11/01/2039	596,519
242,648	5.00%, 12/01/2039	279,412
295,430	5.00%, 06/01/2040	340,357
1,317,971	4.50%, 08/01/2040	1,482,257
130,759	4.50%, 09/01/2040	147,127
536,171	5.00%, 09/01/2040	617,563
307,729	4.50%, 11/01/2040	346,466
326,351	5.00%, 01/01/2041	366,091
307,775	4.50%, 02/01/2041	346,403
89,158	4.00%, 03/01/2041	98,185
1,642,342	4.50%, 03/01/2041	1,844,532
406,348	4.00%, 09/01/2041	447,750
480,604	4.50%, 10/01/2041	540,494
1,278,745	3.50%, 12/01/2041	1,382,490
1,478,471	4.00%, 12/01/2041	1,638,128
839,787	4.00%, 07/01/2042	934,421

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 253,967	3.00%, 09/01/2042	$ 270,208
728,305	3.50%, 09/01/2042	757,936
657,913	3.50%, 10/01/2042	711,656
503,418	3.00%, 12/01/2042	536,400
1,480,560	3.00%, 03/01/2043	1,576,459
1,305,365	3.00%, 05/01/2043	1,388,503
840,388	3.00%, 07/01/2043	870,030
815,361	3.00%, 08/01/2043	868,621
541,106	3.00%, 09/01/2043	575,982
814,811	3.50%, 08/01/2045	868,758
3,300,398	3.50%, 12/01/2045	3,519,911
2,841,788	3.50%, 01/01/2046	3,023,259
905,619	3.50%, 02/01/2046	964,758
1,382,445	3.50%, 03/01/2046	1,472,185
682,187	3.50%, 09/01/2046	726,171
2,178,271	3.00%, 10/01/2046	2,303,860
1,139,494	4.00%, 03/01/2047	1,228,835
1,616,280	3.50%, 08/01/2047	1,711,687
4,133,591	4.00%, 08/01/2047	4,441,444
65,657	3.50%, 12/01/2047	69,507
3,135,560	3.50%, 01/01/2048	3,315,388
1,907,140	3.50%, 03/01/2048	2,018,636
1,579,104	4.00%, 07/01/2049	1,714,973
3,403,694	3.50%, 08/01/2049	3,586,726
1,688,706	3.00%, 10/01/2049	1,769,967
6,190,786	3.00%, 12/01/2049	6,482,152
3,389,773	3.50%, 12/01/2049	3,571,995
4,539,384	3.00%, 01/01/2050	4,755,868
2,065,655	3.00%, 02/01/2050	2,164,084
2,709,513	2.50%, 03/01/2050	2,844,065
2,507,842	2.50%, 04/01/2050	2,632,379
2,295,089	2.50%, 08/01/2050	2,409,061
1,682,414	3.50%, 08/01/2056	1,848,153
1,780,848	3.00%, 02/01/2057	1,898,032
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
1,300,008	3.00%, 06/25/2048	1,380,505
	Series 2018-43 Class JD
1,606,695	3.00%, 06/25/2048	1,705,769
	Series 2018-51 Class A
1,713,460	3.00%, 07/25/2048	1,801,879
	Government National Mortgage Association
2,865	8.00%, 11/20/2023	3,047
1,999	7.50%, 10/20/2028	2,252
1,702	7.50%, 12/20/2028	1,901
124,488	5.00%, 10/20/2033	141,941
99,328	5.00%, 02/20/2034	113,407
106,378	5.50%, 11/20/2034	126,071
91,378	5.50%, 04/20/2035	108,387
82,809	5.00%, 12/20/2035	94,559
59,892	5.50%, 05/20/2039	71,055
1,299,667	4.00%, 12/15/2040	1,414,831
699,307	4.00%, 01/15/2041	758,313
741,243	4.00%, 03/20/2041	814,883
216,749	4.00%, 05/20/2041	238,451
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 833,714	4.00%, 07/20/2041	$ 913,205
591,449	4.00%, 09/15/2041	644,464
387,694	3.50%, 08/15/2042	409,308
1,827,787	3.50%, 08/20/2045	2,010,144
1,264,716	3.50%, 12/20/2045	1,350,767
836,663	3.00%, 01/20/2046	882,039
874,607	3.50%, 01/20/2046	933,947
615,308	3.00%, 04/20/2046	651,369
996,606	3.00%, 09/20/2046	1,054,364
671,693	3.50%, 06/20/2047	711,621
	Series 2018-94 Class AC
2,214,989	3.50%, 07/20/2048	2,359,952
9,660,000	Uniform Mortgage-Backed Security(e) 2.00%, TBA	9,986,025
	Vendee Mortgage Trust
	Series 1993-3 Class 1
153,241	5.29%, 09/15/2023(d)	160,217
	Series 1996-3 Class 1Z
508,951	6.75%, 09/15/2026	566,902
	Series 2002-1 Class 1A
289,965	6.00%, 10/15/2031	339,334
	Series 2008-1 Class GD
486,297	5.25%, 01/15/2032	505,844
	Series 2011-2 Class V
909,569	3.75%, 02/15/2028	920,784
		211,846,772
TOTAL MORTGAGE-BACKED SECURITIES — 55.21% (Cost $212,370,742)		$220,193,222
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,572,484
500,000	5.75%, 06/12/2026	647,981
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.55% (Cost $2,043,871)		$2,220,465
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,375,000	1.50%, 09/30/2021	6,460,166
10,500,000	1.75%, 02/28/2022	10,738,301
8,000,000	1.50%, 08/15/2022	8,203,750
7,500,000	1.63%, 11/15/2022	7,734,668
2,000,000	1.63%, 12/15/2022	2,065,391
750,000	1.75%, 01/31/2023	777,978
6,500,000	2.75%, 04/30/2023	6,934,434
6,900,000	2.75%, 07/31/2023	7,404,832
4,000,000	2.75%, 02/28/2025	4,440,937
2,750,000	2.75%, 06/30/2025	3,071,943
3,900,000	2.88%, 07/31/2025	4,387,195
6,500,000	2.25%, 11/15/2025	7,143,652

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,500,000	2.63%, 12/31/2025	$ 8,404,102
3,750,000	1.88%, 07/31/2026	4,077,100
3,750,000	1.63%, 09/30/2026	4,027,588
4,550,000	2.00%, 11/15/2026	4,993,625
4,500,000	2.38%, 05/15/2029	5,177,637
5,350,000	1.63%, 08/15/2029	5,823,141
3,000,000	1.50%, 02/15/2030	3,235,781
500,000	3.50%, 02/15/2039(f)	701,875
2,000,000	1.13%, 05/15/2040	1,968,438
4,250,000	3.13%, 02/15/2043	5,758,584
2,700,000	2.88%, 05/15/2043	3,525,398
6,700,000	2.50%, 02/15/2045	8,245,973
4,000,000	2.50%, 02/15/2046	4,938,281
2,500,000	2.75%, 11/15/2047	3,248,730
3,500,000	3.00%, 02/15/2048	4,756,309
3,500,000	3.13%, 05/15/2048	4,865,820
3,500,000	3.00%, 08/15/2048	4,770,254
2,500,000	1.25%, 05/15/2050(f)	2,369,141
TOTAL U.S. TREASURY BONDS AND NOTES — 37.67% (Cost $136,649,821)		$150,251,024
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 3.59%
	U.S. Treasury Bill
12,250,000	0.08%, 10/13/2020	12,249,660
2,040,000	0.10%, 10/15/2020	2,039,924
		14,289,584
Repurchase Agreements — 1.75%
3,800,000	Repurchase agreement (principal amount/value $3,800,000 with a maturity value of $3,800,001 with Daiwa Capital Markets America Inc, 0.01%, dated 9/30/20 to be repurchased at $3,800,001 on 10/1/20 collateralized by U.S. Treasury securities, 0.38% - 2.00%, 8/31/23 - 9/30/27, with a value of $3,876,081.	3,800,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,852	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $999,852 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(g)	$ 999,852
999,852	Undivided interest of 1.43% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $999,852 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(g)	999,852
999,852	Undivided interest of 1.48% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $999,852 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(g)	999,852

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 189,818	Undivided interest of 13.24% in a repurchase agreement (principal amount/value $1,434,150 with a maturity value of $1,434,152) with JP Morgan Securities, 0.06%, dated 9/30/20 to be repurchased at $189,818 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 1.75%, 11/19/20 - 8/31/24, with a value of $1,462,833.(g)	$ 189,818
		6,989,374
TOTAL SHORT TERM INVESTMENTS — 5.34% (Cost $21,278,958)		$21,278,958
TOTAL INVESTMENTS — 104.98% (Cost $396,973,681)		$418,706,916
OTHER ASSETS & LIABILITIES, NET — (4.98)%		$(19,855,720)
TOTAL NET ASSETS — 100.00%		$398,851,196
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2020. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	All or a portion of the security is on loan at September 30, 2020.
(g)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TBA	To Be Announced
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

September 30, 2020